Class A – LSEAX

Class I – LSEIX

(a series of Northern Lights Fund Trust III)

Supplement dated May 28, 2015
to the Statement of Additional Information (“SAI”) dated February 1, 2015

______________________________________________________________________

Effective May 7, 2015, Infinitas Capital, LLC has been added as a sub-adviser to the Persimmon Long/Short Fund (the “Fund”). The investment objective, principal investment strategies and principal risks of the Fund have not changed.

The following information is added to the section entitled “Portfolio Managers” on page 29 of the SAI:

Sub-Adviser(s)
Infinitas Capital, LLC	Ken Cavazzi

_________________________________

The following information is added to the section entitled “Portfolio Managers” on page 30 of the SAI:

Sub- Adviser Portfolio Managers:

Infinitas Capital, LLC*
	Other Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number	Total Assets	Number	Total Assets	Number	Total Assets
Ken Cavazzi	None	$0	None	$0	22	$44,000,000
Of the accounts above, the following are subject to performance-based fees.
	Other Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number	Total Assets	Number	Total Assets	Number	Total Assets
Ken Cavazzi	None	$0	None	$0	22	$44,000,000

*Information provided as of May 26, 2015.

_________________________________

The following information is added to the subsection entitled “Compensation” of the section entitled “Portfolio Managers” on page 33 of the SAI:

Compensation.

Infinitas Capital, LLC

Mr. Cavazzi is paid a fixed base salary and a bonus. The bonus is a proportion of any positive pre-tax performance of the account measured over the course of the calendar year. At times, the Sub-Adviser and affiliates also manage accounts with incentive fees.

_________________________________

The following information is added to the subsection entitled “Ownership of Securities” of the section entitled “Portfolio Managers” on page 33 of the SAI:

Ownership of Securities.

Portfolio Manager	Dollar Range of Shares Beneficially Owned
Ken Cavazzi*	None

*Information provided as of May 26, 2015.

_________________________________

You should read this Supplement in conjunction with the Fund’s Prospectus and Statement of Additional Information, each dated February 1, 2015, as supplemented. These documents provide information that you should know about the Fund before investing and have been filed with the Securities and Exchange Commission. These documents are available upon request and without charge by calling the Fund toll-free at 1-888-985-9750.

Please retain this Supplement for future reference.